CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Redeemable convertible preferred stock, shares authorized		24,508,000
Redeemable convertible preferred stock, shares outstanding		24,177,000
Redeemable convertible preferred stock, liquidation preference		$ 53,426
Preferred stock, par value	$ 0.0001
Preferred stock, shares authorized	5,000,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	150,000,000	36,330,000	35,000,000
Common stock, shares issued	35,659,000	6,669,000	6,138,000
Common stock, shares outstanding	35,659,000	6,669,000	6,138,000
Redeemable Convertible Preferred Stock
Redeemable convertible preferred stock, par value		$ 0.0001	$ 0.0001
Redeemable convertible preferred stock, shares authorized		24,508,000	24,508,000
Redeemable convertible preferred stock, shares issued		24,177,000	24,177,000
Redeemable convertible preferred stock, shares outstanding		24,177,000	24,177,000
Redeemable convertible preferred stock, liquidation preference		$ 53,426	$ 53,426